Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 99,557	$ 94,639
Accumulated depreciation	(48,652)	(34,176)
Property, plant and equipment, net	50,905	60,463
Computer and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,706	10,629
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,200	4,988
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	37,614	37,702
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24,946	21,373
Building and land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,091	$ 19,947